SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS (Details) (Parenthetical)	Dec. 31, 2020	Jun. 12, 2020
Black-Scholes Option-Pricing Model [Member]
Credit Derivatives [Line Items]
Conversion price percentage	85.00%	85.00%